Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and
Shareholders of Privacore PCAAM
Alternative Income Fund
In planning and performing our audit
of the consolidated financial
statements of Privacore PCAAM
Alternative Income Fund (the "Fund")
as of and for the period July 29, 2024
(commencement of operations)
through March 31, 2025 in accordance
with the auditing standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund's internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
consolidated financial statements and
to comply with the requirements of
Form N-CEN, but not for the purpose
of expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund's internal control over financial
reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability of
financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that
transactions are recorded as necessary
to permit preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the company are being
made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized acquisition,
use or disposition of a company's
assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control over
financial reporting that might be
material weaknesses under standards
established by the PCAOB. However,
we noted no deficiencies in the Fund's
internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be material
weaknesses as defined above as of
March 31, 2025.







This report is intended solely for the
information and use of the Board of
Trustees of Privacore PCAAM
Alternative Income Fund and the
Securities and Exchange Commission
and is not intended to be and should
not be used by anyone other than
these specified parties.


/s/PricewaterhouseCoopers LLP

Denver, Colorado
May 30, 2025








































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